Derivatives - Hedges of net investments in foreign operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	$ 1,538,000,000	$ 1,793,000,000
Fair value of hedging liabilities	2,914,000,000	3,895,000,000
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss	0	0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	163,000,000	4,000,000
Fair value of hedging liabilities	0	71,000,000
Notional amount	$ 5,000,000,000	$ 5,000,000,000